Quarterly Holdings Report
for
Fidelity® Stocks for Inflation ETF
October 31, 2025
SXE-NPRT1-1225
1.9896217.105
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Communication Services - 4.5%
Diversified Telecommunication Services - 0.4%
AT&T Inc	18,145	449,089
Verizon Communications Inc	10,912	433,643
		882,732
Entertainment - 0.4%
Netflix Inc (b)	893	999,142
Interactive Media & Services - 3.4%
Alphabet Inc Class A	19,852	5,582,184
Meta Platforms Inc Class A	4,121	2,671,850
		8,254,034
Media - 0.3%
Comcast Corp Class A	10,955	304,932
Fox Corp Class A	3,108	200,932
Nexstar Media Group Inc	797	155,997
		661,861
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	1,450	304,573
TOTAL COMMUNICATION SERVICES		11,102,342

Consumer Discretionary - 4.6%
Diversified Consumer Services - 0.2%
Stride Inc (b)	8,702	592,083
Hotels, Restaurants & Leisure - 3.9%
Airbnb Inc Class A (b)	9,215	1,166,066
Booking Holdings Inc	266	1,350,679
Boyd Gaming Corp	13,136	1,022,900
Brinker International Inc (b)	7,100	771,486
Darden Restaurants Inc	5,714	1,029,377
Expedia Group Inc Class A	6,376	1,402,720
McDonald's Corp	5,125	1,529,455
Royal Caribbean Cruises Ltd	3,980	1,141,583
		9,414,266
Specialty Retail - 0.5%
AutoZone Inc (b)	327	1,201,539
TOTAL CONSUMER DISCRETIONARY		11,207,888

Consumer Staples - 8.6%
Food Products - 1.3%
Cal-Maine Foods Inc	36,333	3,190,037
Household Products - 3.9%
Kimberly-Clark Corp	33,544	4,015,552
Procter & Gamble Co/The	35,835	5,388,510
		9,404,062
Tobacco - 3.4%
Altria Group Inc	71,445	4,028,069
Philip Morris International Inc	30,557	4,410,292
		8,438,361
TOTAL CONSUMER STAPLES		21,032,460

Energy - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
Antero Midstream Corp	330,554	5,702,057
Cheniere Energy Inc	26,477	5,613,124
CNX Resources Corp (b)(c)	199,894	6,728,432
		18,043,613
Financials - 8.8%
Banks - 0.5%
Bank OZK	24,831	1,117,146
Capital Markets - 2.4%
Ameriprise Financial Inc	2,576	1,166,336
CME Group Inc Class A	5,257	1,395,681
Interactive Brokers Group Inc Class A	19,567	1,376,734
Robinhood Markets Inc Class A (b)	13,544	1,987,988
		5,926,739
Consumer Finance - 1.2%
Capital One Financial Corp	7,239	1,592,508
Synchrony Financial	18,339	1,364,054
		2,956,562
Financial Services - 3.1%
Essent Group Ltd	21,885	1,325,574
Mastercard Inc Class A	4,175	2,304,558
MGIC Investment Corp	47,356	1,298,502
Visa Inc Class A	7,802	2,658,454
		7,587,088
Insurance - 1.6%
Axis Capital Holdings Ltd	13,086	1,225,635
Travelers Companies Inc/The	5,223	1,403,002
Unum Group	17,268	1,267,817
		3,896,454
TOTAL FINANCIALS		21,483,989

Health Care - 15.0%
Biotechnology - 5.5%
Exelixis Inc (b)	93,419	3,612,513
Gilead Sciences Inc	34,631	4,148,447
United Therapeutics Corp (b)	12,353	5,502,397
		13,263,357
Health Care Providers & Services - 3.5%
Cardinal Health Inc	22,480	4,288,510
McKesson Corp	5,310	4,308,215
		8,596,725
Health Care Technology - 1.5%
Doximity Inc Class A (b)	57,459	3,792,294
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co	85,158	3,923,230
Corcept Therapeutics Inc (b)(c)	50,169	3,685,916
Royalty Pharma PLC Class A	92,313	3,465,430
		11,074,576
TOTAL HEALTH CARE		36,726,952

Industrials - 4.8%
Aerospace & Defense - 0.7%
GE Aerospace	5,595	1,728,575
Construction & Engineering - 0.6%
Sterling Infrastructure Inc (b)	3,691	1,394,829
Electrical Equipment - 0.7%
NEXTracker Inc Class A (b)	16,959	1,716,590
Machinery - 0.9%
Mueller Industries Inc	11,597	1,227,775
Snap-on Inc	3,126	1,048,929
		2,276,704
Passenger Airlines - 0.4%
United Airlines Holdings Inc (b)	11,625	1,093,215
Professional Services - 1.5%
Automatic Data Processing Inc	3,906	1,016,732
Genpact Ltd	22,375	853,606
Paychex Inc	7,340	859,000
Paycom Software Inc	4,291	802,803
		3,532,141
TOTAL INDUSTRIALS		11,742,054

Information Technology - 30.0%
Communications Equipment - 0.7%
Cisco Systems Inc	18,752	1,370,959
F5 Inc (b)	1,412	357,306
		1,728,265
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	7,588	1,057,312
Arrow Electronics Inc (b)	3,474	387,525
Flex Ltd (b)	8,946	559,304
Jabil Inc	2,071	457,463
		2,461,604
IT Services - 1.1%
Amdocs Ltd	4,858	409,335
Cognizant Technology Solutions Corp Class A	6,965	507,609
IBM Corporation	4,580	1,407,938
VeriSign Inc	1,702	408,140
		2,733,022
Semiconductors & Semiconductor Equipment - 11.6%
Broadcom Inc	16,817	6,216,068
KLA Corp	872	1,054,021
Lam Research Corp	8,259	1,300,462
Micron Technology Inc	7,197	1,610,473
NVIDIA Corp	82,615	16,728,711
QUALCOMM Inc	6,230	1,127,007
		28,036,742
Software - 10.0%
ACI Worldwide Inc (b)	9,347	445,198
Adobe Inc (b)	2,477	842,948
AppLovin Corp Class A (b)	1,712	1,091,109
Crowdstrike Holdings Inc Class A (b)	1,665	904,112
Docusign Inc (b)	5,733	419,312
Dolby Laboratories Inc Class A	5,287	350,633
Dropbox Inc Class A (b)	14,747	427,663
Fortinet Inc (b)	5,931	512,616
InterDigital Inc	1,569	567,915
Intuit Inc	1,410	941,246
Microsoft Corp	25,240	13,069,524
Palantir Technologies Inc Class A (b)	9,437	1,891,835
Qualys Inc (b)	2,999	369,657
Salesforce Inc	4,649	1,210,646
Servicenow Inc (b)	1,089	1,001,096
Zoom Communications Inc Class A (b)	6,040	526,869
		24,572,379
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc	51,123	13,822,126
TOTAL INFORMATION TECHNOLOGY		73,354,138

Materials - 7.4%
Chemicals - 3.0%
CF Industries Holdings Inc	86,712	7,222,242
Metals & Mining - 4.4%
Newmont Corp	133,010	10,769,820
TOTAL MATERIALS		17,992,062

Real Estate - 4.3%
Retail REITs - 2.4%
Simon Property Group Inc	33,248	5,843,668
Specialized REITs - 1.9%
VICI Properties Inc	165,157	4,953,058
TOTAL REAL ESTATE		10,796,726

Utilities - 4.4%
Electric Utilities - 2.3%
NRG Energy Inc	33,187	5,703,518
Independent Power and Renewable Electricity Producers - 2.1%
Vistra Corp	27,319	5,144,168
TOTAL UTILITIES		10,847,686

TOTAL UNITED STATES		244,329,910
TOTAL COMMON STOCKS (Cost $200,136,765)		244,329,910

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (f) (Cost $18,974)	4.15	19,000	18,980

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $129,590)	4.18	129,565	129,590

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $200,285,329)	244,478,480
NET OTHER ASSETS (LIABILITIES) - 0.1% (d)	238,166
NET ASSETS - 100.0%	244,716,646

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	10	12/19/2025	343,700	10,637	10,637

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $19,667 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,980.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

At period end, the value of non-cash collateral for securities on loan amounted to $5,029,407.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	64,375	1,501,205	1,435,991	1,729	1	-	129,590	129,565	0.0%
Fidelity Securities Lending Cash Central Fund	3,731,825	9,084,523	12,816,348	1,191	-	-	-	-	0.0%
Total	3,796,200	10,585,728	14,252,339	2,920	1	-	129,590

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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